Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tiandihui [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 159
Cost of revenues			(5,260)
Gross profit			(5,101)
Operating expenses		(138,263)	(140,073)
Loss from discontinued operations		(138,263)	(145,174)
Other expense, net		(14,957,284)	(193,880)
(Loss) income before tax		(15,095,547)	(339,054)
Net loss from discontinued operations		(15,095,547)	(339,054)
Restaurant business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,272,666	3,175,055	3,074,166
Cost of revenues	(885,395)	(2,145,239)	(1,945,906)
Gross profit	387,271	1,029,816	1,128,260
Operating expenses	(1,094,854)	(1,214,449)	(1,136,114)
Loss from discontinued operations	(707,583)	(184,633)	(7,854)
Other expense, net	1,282,832	31,579	59,284
(Loss) income before tax	575,249	(153,054)	51,430
Net loss from discontinued operations	$ 575,249	$ (153,054)	$ 51,430